Income Taxes - Summary of Deferred Income Taxes Provided on Temporary Differences (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Tax depreciation greater than book depreciation	$ 58	$ 12
Book amortization (in excess of) less than tax amortization	(41)	7
Liabilities currently not deductible for tax	48
Net tax losses benefited	(31)	(13)
Change in valuation allowance on deferred tax assets	(12)	(1)
Tax on undistributed foreign earnings	8	3
Others	(10)	(15)
Deferred income tax, Total	$ 20	$ (7)